Property and Equipment	12 Months Ended
Jul. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment
6.	Property and Equipment

Property and equipment consist of the following as of July 31, 2013 and 2012 (in thousands):

	2013	2012

Leasehold improvements	$69	$65
Equipment	595	663
Furniture and fixtures	151	151
Total	815	879
Less: accumulated depreciation	(312)	(527)
Property and equipment, net	$503	$352

Cortelco Systems Holding Corp [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment
6.	Property and Equipment

Property and equipment consist of the following as of July 31, 2013 and 2012 (in thousands):

	2013	2012

Leasehold Improvements	$69	$65
Equipment	927	643
Total	996	708
Less: accumulated depreciation	(513)	(381)
Property and equipment, net	$483	$327